Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 489,871	$ 458,308	$ 432,686
Other comprehensive income (loss) - before reclassifications	15,119	(6,671)	4,744
Amount reclassified from accumulated other comprehensive income	(349)	(1,832)	(299)
Other comprehensive income (loss), net of tax	14,770	(7,157)	4,445
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect		(1,346)	0
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect		0
Tax Cuts and Jobs Act of 2017, Other comprehensive income (loss), Tax Effect		0
Balance	538,257	489,871	458,308
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(10,309)	(1,806)	(6,251)
Other comprehensive income (loss), net of tax	14,770	(7,157)	4,445
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect		(1,346)
Balance	4,461	(10,309)	(1,806)
Net Unrealized Holding Loss on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(10,416)	(5,030)	(6,762)
Other comprehensive income (loss) - before reclassifications	10,702	(3,944)	1,732
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	10,702	(3,944)	1,732
Balance	286	(10,416)	(5,030)
Net Unrealized Holding Loss on Securities Available for Sale, Net of Tax [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(8,974)
Balance		(8,974)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	423	3,054	42
Other comprehensive income (loss) - before reclassifications	4,417	(2,727)	3,012
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	4,417	(2,727)	3,012
Balance	4,840	423	3,054
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	327
Balance		327
Net Change in Net Actuarial Loss and Prior Service Credit/Cost on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(316)	170	469
Other comprehensive income (loss) - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(349)	(486)	(299)
Other comprehensive income (loss), net of tax	(349)	(486)	(299)
Balance	$ (665)	$ (316)	$ 170